Investment Properties (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Investment Properties
Revenues from rental and services (Note 25)	$ 8,014,000,000	$ 12,398,000,000	$ 16,225,000,000
Expenses and collective promotion fund (Note 25)	2,911,000,000	4,672,000,000	5,572,000,000
Rental and services costs (Note 26)	4,349,000,000	5,971,000,000	7,249,000,000
Net unrealized gain / (loss) from fair value adjustment on investment properties	(12,405,000,000)	36,740,000,000	(55,520,000,000)
Net realized gain from fair value adjustment on investment properties	$ 10,802,000,000	$ 1,703,000,000	$ 0